Impairment Charges / (Reversals) - Summary of Impairment Reversals on Financial Assets, Excluding Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	€ 74	€ 117	€ 95
Shares [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	2	1	4
Debt securities and money market instruments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	17	53	32
Corporate [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	50	23	37
Investments in associates [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	€ 4	7
Investments in joint ventures [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables			€ 21
Other [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables		€ 33